Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure Of Detailed Information About General And Administrative Expenses And Business Development Expense Explanatory [Table Text Block]
	2018	2017
	$	$
Amounts invoiced to associates as a reduction of:
General and administrative expenses	1,409	1,618
Business development expenses	3,749	2,507

Total amounts invoiced to associates	5,158	4,125